MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS

NOTE 17:-	MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS

a.	Controlling shareholders:

To the Company's knowledge there are no arrangements, the operation of which may at a subsequent date result in a change in control of the Company. To the best of The Company's knowledge, the Company's controlling shareholder, the Capri Family Foundation, holds approximately 74% of the Company's ordinary shares.

b.	Related party transactions:

1.	On July 2013, following the Company audit committee and board of directors approved, in accordance with the Israeli Companies Regulations (Relieves for Transactions with Interested Parties) of 2000, the receipt of guarantees, (the "Guarantees"), from the Company’s controlling shareholder or any affiliate thereof, or collectively, (the "Controlling Shareholder"), to financing institutions in connection with the Company subsidiaries' or affiliated companies' real estate and real estate related activities. The purpose of the receipt of the Guarantees is to increase the Company financial resources in order to expand the Company Real Estate Activities. The Guarantees will be provided by the Controlling Shareholder to financing institutions in for a credit or loan to be provided in the event the Company is unable to provide sufficient equity in connection with the Real Estate Activities. The Guarantees will be provided for credit or loan amounts that will not exceed $ 20,000 per year, effective as of July 18, 2013, and up to $ 60,000 for a three-year period. The Guarantees will be in effect for the entire duration of the credit agreement or loan facility. The Company will not bear any costs or expenses in connection with the provision of the Guarantees and will not indemnify the Controlling Shareholder in case such Guarantees are exercised.On May 26, 2015 the Company utilized the guaranty given by its controlling shareholder and drew a total of Euro 5,000 that was used to partially finance the closing of the Retail Portfolio in Germany transaction. The funds were drawn in a form of a monthly credit facility bearing a yearly rate of approximately 76 basis points (0.76%). On July 24, 2015 the Company covered the monthly credit facility in full.

2.	On December 19, 2013, and following the approval of the Company's audit committee, compensation committee, board of directors, and the Company's shareholders the Company approved the compensation terms of Mr. Shlomo (Tom) Wyler, for his service as Chief Executive Officer of the Company's subsidiary Optibase Inc. The yearly gross base salary will be $ 170 as well as reimbursement of health insurance expenses of up to $ 24 per year, and including reimbursement of reasonable work-related expenses incurred up to $ 50 per year.

3.	On December 19, 2013, and following the approval Of the Company's audit committee, board of directors, and the Company's shareholders approved the a service agreement between the Company and Mr. Reuwen Schwarz, currently serves also as a member of the Company’s board of directors, who is a relative of the beneficiaries of Capri, the Company's controlling shareholder, for the provision of real estate related consulting services in consideration for a monthly fee of € 4 plus applicable value added tax (if applicable) and reimbursement for expenses incurred up to € 12 per year.

4.	On December 31, 2013 following the approval of the Company's audit committee, board of directors and the Company's shareholders, the Company, through its subsidiary Optibase Inc., completed the purchase of twelve (12) residential units in Flamingo South Beach One Condominium and the Continuum on South Beach Condominium, both located in Miami Beach, Florida from a private companies indirectly controlled by the Company's controlling shareholder (the "seller") for an aggregate net consideration of $ 7,153 following the set off of rental income of one unit for a period of three years to the seller, representing the fair value of 1.31 million new ordinary shares of the Company issued to the seller.

5.	On October 22, 2014, following the approval by the Company audit committee and board of directors the Company shareholders approved the entrance into a registration rights agreement with Mr. Shlomo (Tom) Wyler and Capri, for the filing of a registration statement in order to register for resale all of the Company’s Ordinary shares of held by them. As of December 31, 2015 registration has not been implemented yet.

6.	On September 17, 2014, following the approval of the Company audit committee and board of directors, the company entered into a transaction to sell the eleven (11) Flamingo Units, to an unrelated third party, in consideration for an aggregate price of approximately $ 6.4 million. The transaction was conditioned on the purchaser's execution of a purchase and sale agreement to acquire an additional nineteen (19) condominium units located in the Flamingo Condominium from a company affiliated with the Company’s controlling shareholder. Therefore, in the interest of caution, the Company treated the transaction as a transaction between a public company and another party, in which the company's controlling shareholder has personal interest.